Intangible assets and goodwill - Summary of goodwill allocated to CGUs (Details) - RUB (₽) ₽ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Goodwill [Line Items]
Goodwill	₽ 6,963,190	₽ 6,954,183
Operating segments [member]
Disclosure Of Goodwill [Line Items]
Goodwill	6,963,190	6,954,183
Operating segments [member] | Russia
Disclosure Of Goodwill [Line Items]
Goodwill	6,607,362	6,607,362
Operating segments [member] | Kazakhstan
Disclosure Of Goodwill [Line Items]
Goodwill	175,701	164,853
Operating segments [member] | Belarus
Disclosure Of Goodwill [Line Items]
Goodwill	₽ 180,127	₽ 181,968